Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events

The Company has evaluated subsequent events that occurred after June 30, 2022 up through the date of the Company issued audited consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.

Note 17 – Subsequent Events

The Company has evaluated subsequent events that occurred after December 31, 2021 up through the date of the Company issued audited consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.

The Company, on January 28, 2022, through its subsidiary - AngkasaX Innovation Sdn. Bhd had issued several classes of preference shares amounting to 562,650 units at $0.4333 per share, 919,558 at $0.4766 per share, 636,300 at $0.4540 per share and 562,650 units at $0.4333 per share respectively. Subsequently, on January 31, 2022, the Company has successfully completed and received its remaining portion of crowdfunding fundraising exercise on the Malaysia licensed Equity Crowdfunding (“ECF”) platform.

On April 8, 2022, Angkasa-X’s VIE company AngkasaX Innovation Sdn. Bhd. has entered into a leasing agreement with University Science Malaysia (USM) for a 51,667 ft2 land for a period of 20 years. The Company will adopt ASC 842 as permitted by ASU 2016-02.

Other than disclosure above, there was no other subsequent event that required recognition or disclosure.